UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07941

Merrimac Master Portfolio
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant’s telephone number, including area code:		(888) 637-7763

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

Merrimac Master Portfolio (Unaudited)

Merimac Master Portfolio is a series of six “master” funds of a master-feeder fund structure. A Schedule of Investments for each of the following funds is presented below.

Merrimac Cash Portfolio

Merrimac Prime Portfolio

Merrimac Treasury Portfolio

Merrimac Treasury Plus Portfolio

Merrimac U.S. Government Portfolio

Merrimac Municipal Portfolio

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Commercial Paper — 29.6%
Amsterdam Funding Corporation	5.33	11/03/06	20,000,000	19,903,383
Atlantic Asset Securitization Corporation	5.31	11/21/06	10,000,000	9,925,483
Bank of Ireland	5.35	02/20/07	20,000,000	19,587,412
Barclays U.S. Funding LLC	5.35 - 5.37	11/14/06	50,000,000	49,673,729
Caisse National des Caisses d’ Epargne	5.45	02/14/07	10,000,000	9,799,778
	5.41	02/15/07	20,000,000	19,599,276
Cancara Asset Securitisation Ltd.	5.36	11/15/06	32,980,000	32,761,920
	5.32	12/21/06	15,000,000	14,822,812
Ciesco LLC	5.34	11/17/06	20,000,000	19,862,394
CIT Group, Inc.	5.57	01/08/07	7,500,000	7,388,213
Crown Point Capital Corporation LLC	5.20	10/20/06	5,000,000	4,986,608
	5.33	01/10/07	16,677,000	16,431,362
Dakota Notes	5.47	10/20/06	15,000,000	14,957,250
Danske Corporation	5.36	12/11/06	40,000,000	39,584,256
Depfa Bank PLC	5.14	10/19/06	10,000,000	9,974,951
	5.33	12/01/06	2,520,000	2,497,540
	5.35	12/05/06	10,000,000	9,905,930
Dexia Delaware LLC	5.35	10/02/06	33,000,000	32,995,100
DNB NOR Bank ASA	5.16	10/19/06	20,000,000	19,949,700
DZ Bank AG	5.29	10/02/06	5,000,000	4,999,268
	5.33	10/20/06	15,000,000	14,958,200
Edison Asset Securitization	5.33	01/03/07	20,000,000	19,726,356
Grampian Funding Ltd.	5.21	11/01/06	10,000,000	9,956,255
Lexington Parker Capital Company LLC	5.42	02/16/07	10,000,000	9,797,600
	5.41	02/21/07	15,000,000	14,685,996
	5.38	03/01/07	15,000,000	14,670,317
Nationwide Building Society	5.47	10/06/06	15,000,000	14,988,761
	5.42	02/16/07	15,000,000	14,696,975
Regency Markets No. 1 LLC	5.37	11/15/06	20,000,000	19,867,626
Solitaire Funding Ltd.	5.39	01/12/07	25,000,000	24,622,334
Svenska Handelsbanken	5.21	10/23/06	10,000,000	9,968,986
UBS Finance	5.33	01/05/07	30,000,000	29,581,200
Wal-Mart Funding Corporation	5.44	10/24/06	10,000,000	9,965,692
Westpac Banking Corporation	5.45	12/01/06	10,000,000	9,909,347
Whistlejacket Capital Ltd.	5.41	10/16/06	10,775,000	10,750,980
				587,752,990

Variable Rate Notes * — 41.9%
American Express Credit	4.90	10/05/06	16,200,000	16,208,876
American Honda Finance Corporation	5.65	10/06/06	5,000,000	5,000,108
	5.40	10/12/06	20,000,000	20,002,990
	5.53	10/16/06	15,000,000	15,007,010
	5.33	12/12/06	5,000,000	4,999,782
Bank of America Corporation	5.21	10/02/06	40,000,000	40,000,000
Bank of Ireland	5.20	10/19/06	10,000,000	10,000,000
Bear Stearns - EMC Mortgage Corporation	5.49	10/02/06	25,000,000	25,000,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Bear Stearns Companies, Inc.	5.38	10/05/06	15,000,000	15,000,000
	5.50	10/16/06	10,219,000	10,224,045
BNP Paribas NY	5.27	10/04/06	20,000,000	19,999,968
CIT Group, Inc.	5.42	11/15/06	11,750,000	11,758,874
	4.93 - 5.30	11/20/06	27,500,000	27,537,964
Credit Suisse First Boston USA, Inc.	5.41	10/05/06	30,000,000	30,018,554
	5.40	10/24/06	15,000,000	15,000,960
General Electric Capital Corporation	5.30	11/03/06	15,000,000	14,998,943
Goldman Sachs Group Inc., Promissory Note#	4.90	10/02/06	40,000,000	40,000,000
Household Finance Corporation	5.44	10/02/06	27,500,000	27,501,272
	5.44	11/09/06	10,000,000	10,005,549
HSBC Finance Corporation	5.34	11/28/06	10,000,000	10,001,757
JP Morgan Chase Bank	5.36	10/02/06	25,000,000	25,000,000
K2 (USA) LLC	5.34	10/02/06	5,000,000	4,999,564
	5.31	12/18/06	20,000,000	19,999,080
Links Securities LLC	5.24	10/04/06	30,000,000	29,998,232
Merrill Lynch & Co., Inc.	4.88	10/02/06	15,000,000	15,005,378
	5.54	10/19/06	6,000,000	6,000,274
	4.90	10/27/06	10,000,000	10,011,895
	5.37	11/27/06	15,000,000	15,008,512
Morgan Stanley, Dean Witter & Co.	5.43	10/02/06	50,000,000	50,000,000
Natexis Banques Populaire	5.26	10/16/06	20,000,000	20,000,000
Parkland (USA) LLC	5.27	10/02/06	15,000,000	14,999,153
	5.25	10/23/06	10,000,000	10,000,000
Royal Bank of Canada	5.34	10/10/06	14,000,000	14,000,000
Sigma Finance Corporation	5.22	10/20/06	5,000,000	4,999,640
	5.31	12/19/06	15,000,000	14,999,314
Tango Finance Corporation	5.24 - 5.32	10/02/06	25,000,000	24,997,536
	5.28	12/21/06	20,000,000	19,998,558
Unicredito Italiano	5.26 - 5.28	10/16/06	28,750,000	28,750,000
Wachovia Corporation	4.99	10/23/06	25,000,000	25,023,962
Wells Fargo Financial	4.99	10/16/06	25,000,000	25,002,060
Westpac Banking Corporation	5.43	12/11/06	50,000,000	50,000,000
Whistlejacket Capital Ltd.	5.18	10/02/06	10,000,000	9,998,607
	5.28	10/16/06	15,000,000	14,998,606
	5.31	11/25/06	10,000,000	9,999,361
				832,056,384

Medium Term Notes — 0.5%
Sigma Finance Corporation	4.83	01/30/07	10,000,000	10,000,000

U.S. Government Agency Fixed Rate Obligations — 2.3%
Federal Home Loan Bank	5.40	10/05/07	25,000,000	25,000,000
	5.41	10/09/07	20,000,000	20,000,000
				45,000,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Certificates Of Deposit — 9.1%
BNP Paribas London	5.14	12/13/06	20,000,000	19,997,642
Caylon NY Branch Yankee	5.03	12/06/06	10,000,000	10,000,000
DZ Bank AG	5.16	10/19/06	30,000,000	30,000,000
HBOS Treasury Services PLC New York	4.71	10/12/06	31,000,000	31,000,000
	4.70	11/03/06	25,000,000	25,000,000
Royal Bank of Scotland New York	5.51	12/04/06	15,000,000	14,975,782
Svenska Handelsbanken New York	4.76	12/18/06	25,000,000	25,000,000
Toronto Dominion Bank	5.40	02/20/07	15,000,000	15,000,288
Unicredito Italiano	5.38	02/12/07	10,000,000	10,000,000
				180,973,712

Time Deposits — 2.5%
Branch Banking & Trust	5.27	10/02/06	50,000,000	50,000,000

Asset Backed Securities — 0.5%
Capital One Auto Finance Trust 2006-A A1	4.94 - 5.32	10/15/06	10,143,943	10,143,943
				10,143,943

Repurchase Agreements — 13.1%

Morgan Stanley Repurchase Agreement, dated 09/29/06, with a maturity value of $259,113,744, collaterialized by U.S. Government Agency Obligations with rates ranging from 3.109% to 8.66% and maturities ranging from 07/01/07 to 10/01/2036, with an aggregate market value of $264,196,436.	5.27	10/02/06	259,000,000	259,000,000

Total Investments, at Amortized Cost — 99.5%				1,974,927,029

Other assets and liabilities, net — 0.5%				10,338,764

Net Assets — 100.0%				$1,985,265,793

Notes to Schedule of Investments:

*                       Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

#                       Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Prime Portfolio

Schedule of Investments - September 20, 2006 (Unaudited)

Total Investments, at Amortized Cost — 0.0%	0	^

Other assets and liabilities, net — 100.0%	17,344

Net Assets — 100.0%	$17,344

^ The Merrimac Prime Portfolio held no investments at September 30, 2006.

Merrimac Treasury Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Treasury Obligations — 91.7%
U.S. Treasury Bills	4.36 - 4.78	10/05/06	14,000,000	13,992,857
	4.99	10/12/06	2,000,000	1,997,042
	5.13	10/19/06	5,000,000	4,987,525
	5.07	10/26/06	10,000,000	9,965,694
	5.07	11/02/06	15,000,000	14,934,623
	5.08 - 5.17	11/09/06	25,000,000	24,865,261
	5.07 - 5.11	11/16/06	30,000,000	29,810,218
	5.06 - 5.10	11/24/06	15,000,000	14,888,910
	4.96 - 4.97	12/07/06	20,000,000	19,820,068
	4.92 - 4.96	12/14/06	15,000,000	14,851,466
	4.85 - 4.94	12/21/06	20,000,000	19,784,596
	4.85	01/04/07	5,000,000	4,937,656
	5.16	02/22/07	5,000,000	4,900,700
U.S. Treasury Notes	5.05 - 5.18	11/15/06	20,000,000	19,939,320
	5.02 - 5.23	11/30/06	30,000,000	29,888,483
	4.98	02/15/07	10,000,000	9,899,801
	5.03	02/28/07	10,000,000	9,932,617
				249,396,837

	Shares
Mutual Funds — 8.1%
Dreyfus Treasury Prime Cash Fund	11,426,606	11,426,606
Goldman Sachs Financial Square Treasury Instruments Fund	10,468,385	10,468,385
		21,894,991

Total Investments, at Amortized Cost — 99.8%		271,291,828

Other assets and liabilities, net — 0.2%		546,995

Net Assets — 100.0%		$271,838,823

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Treasury Plus Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Repurchase Agreements — 100.0%

Bear Stearns Repurchase Agreement, dated 09/29/06, with a maturity value of $120,049,000, collateralized by U.S. Treasury Obligations with rates ranging from 4.00% to 10.375% and maturity dates ranging from 04/30/11 to 11/15/26, with an aggregate market value of $124,452,465.	4.90	10/02/06	120,000,000	120,000,000

Credit Suisse First Boston Repurchase Agreement, dated 09/29/06, with a maturity value of $120,053,000, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 6.50% and maturity dates ranging from 10/30/06 to 07/20/21, with an aggregate market value of $122,401,556.	5.30	10/02/06	120,000,000	120,000,000

Goldman Sachs Repurchase Agreement, dated 09/29/06, with a maturity value of $100,041,583, collateralized by a U.S. Treasury Obligation with a rate of 3.25% and a maturity date of 08/15/07, with an aggregate market value of $102,000,483.	4.99	10/02/06	100,000,000	100,000,000

JP Morgan Repurchase Agreement, dated 09/29/06, with a maturity value of $140,058,333, collateralized by U.S. Treasury Obligations with rates ranging from 3.00% to 5.125% and maturity dates ranging from 06/30/08 to 07/15/12, with an aggregate market value of $142,800,220.	5.00	10/02/06	140,000,000	140,000,000

Lehman Brothers Repurchase Agreement, dated 09/29/06, with a maturity value of $25,010,521, collateralized by U.S. Treasury Obligations with rates ranging from 4.625% to 5.25% and maturity dates ranging from 08/31/11 to 11/15/28, with an aggregate market value of $25,505,000.	5.05	10/02/06	25,000,000	25,000,000

Merrill Lynch Repurchase Agreement, dated 09/29/06, with a maturity value of $105,043,750, collateralized by a U.S. Treasury Obligation with a rate of 4.125% and a maturity date of 08/15/08, with an aggregate market value of $107,100,210.	5.00	10/02/06	105,000,000	105,000,000

Morgan Stanley Repurchase Agreement, dated 09/29/06, with a maturity value of $104,864,483, collateralized by a U.S. Treasury Obligation with a rate of 0.00% and a maturity date of 11/15/27, with an aggregate market value of $107,635,661.	5.00	10/02/06	104,820,807	104,820,807
				714,820,807

Total Investments, at Amortized Cost — 100.0%				714,820,807

Other assets and liabilities, net — 0.0%				77,809

Net Assets — 100.0%				$714,898,616

1

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac U.S. Government Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

		Yield to		Par
		Maturity	Maturity	Value	Value

U.S. Government Agency Fixed Rate Obligations — 30.9%
Federal Home Loan Bank		5.18	10/13/06	40,000,000	39,931,200
		5.17	10/18/06	15,000,000	14,963,556
		5.32	10/27/06	8,817,000	8,783,601
		5.20	11/08/06	25,000,000	24,863,966
		5.56	11/09/06	5,000,000	4,990,932
		5.18	11/13/06	30,000,000	29,815,816
		5.20	11/15/06	25,000,000	24,839,062
		4.76	01/18/07	8,000,000	7,971,068
		5.27	02/28/07	25,000,000	24,465,104
		5.41	10/09/07	30,000,000	30,000,000
Federal Home Loan Mortgage Corporation		4.17	10/18/06	10,000,000	10,000,000
		5.20	10/24/06	3,000,000	2,990,089
		4.50	11/03/06	10,000,000	10,000,000
		4.75	01/12/07	10,000,000	9,998,589
		5.17	02/16/07	16,150,000	15,843,863
		5.25	03/13/07	20,000,000	19,536,356
		4.41	06/22/07	10,000,000	10,000,000
Federal National Mortgage Association		5.17	10/16/06	15,187,000	15,154,538
		5.23	10/18/06	7,500,000	7,481,796
		5.22	11/01/06	30,000,000	29,866,700
	+	5.22	12/01/06	12,253,291	12,145,845
		5.21	12/13/06	25,000,000	24,739,178
		4.93	12/29/06	10,000,000	9,883,064
	+	5.25	01/02/07	20,000,000	19,732,367
		5.30	02/07/07	18,020,000	17,686,164
		5.25	02/28/07	5,000,000	4,893,125
					430,575,979

U.S. Government Agency Variable Rate Obligations * — 35.0%
Federal Farm Credit Bank		5.18 - 5.39	10/02/06	150,000,000	149,976,842
		4.69 - 5.02	10/03/06	67,000,000	66,985,554
		5.22	10/24/06	30,000,000	30,000,558
		5.15	11/20/06	25,000,000	24,990,444
Federal Home Loan Bank		5.26	12/13/06	5,400,000	5,399,592
	++	5.24	12/29/06	60,000,000	59,991,716
Federal Home Loan Mortgage Corporation		5.28	10/06/06	25,000,000	24,992,544
		5.22	10/27/06	50,000,000	49,979,432
		5.23	12/17/06	50,000,000	49,980,772
		5.22	12/22/06	25,000,000	24,994,066
					487,291,520

		Yield to		Par
		Maturity	Maturity	Value	Value

Repurchase Agreements — 36.2%

Credit Suisse First Boston Repurchase Agreement, dated 09/29/06 with a maturity value of $209,093,179, collateralized by U.S. Government Agency Obligations with rates of 0.00% and maturity dates ranging from 02/01/25 to 08/01/37, with an aggregate market value of $213,180,902.		5.35	10/02/06	209,000,000	209,000,000

Credit Suisse First Boston Repurchase Agreement, dated 09/29/06 with a maturity value of $25,166,250, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 7.125% and maturity dates ranging from 09/08/28 to 06/23/33, with an aggregate market value of $25,501,149.	#	5.32	11/13/06	25,000,000	25,000,000

Goldman Sachs Repurchase Agreement, dated 09/29/06, with a maturity value of $30,390,117, collateralized by U.S. Governement Agency Obligations with rates ranging from 0.00% to 7.50% and maturity dates ranging from 11/01/18 to 07/15/36, with an aggregate market value of $30,600,000.	#	5.26	12/27/06	30,000,000	30,000,000

Goldman Sachs Repurchase Agreement, dated 09/29/06, with a maturity value of $50,080,285, collateralized by a U.S. Government Agency Obligation with a rate of 5.00% and a maturity date of 04/01/36, with an aggregate market value of $51,000,000.	#	5.26	10/10/06	50,000,000	50,000,000

Morgan Stanley Repurchase Agreement, dated 09/29/06, with a maturity value of $191,084,995, collateralized by U.S. Government Agency Obligations with rates ranging from 3.335% to 7.099% and maturity dates ranging from 07/01/10 to 07/01/36, with an aggregate market value of $194,829,626.		5.34	10/02/06	191,000,000	191,000,000
					505,000,000

Total Investments, at Amortized Cost — 102.1%					1,422,867,499

Other assets and liabilities, net — (2.1%)					(28,637,566)

Net Assets — 100.0%					$1,394,229,933

Notes to Schedule of Investments:

*                    Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+                    All or a portion of security is a forward commitment.

++             All or a portion of this security is segregated to cover forward commitments.

#                    Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Municipal Portfolio

Schedule of Investments - September 30, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Variable Rate Demand Notes* — 57.9%
Alaska—3.1%
Valdez Marine Terminal, Exxon Pipeline Co. Project	3.75	10/02/06	3,000,000	3,000,000
Valdez, BP Pipelines, Inc. Project	3.85	10/02/06	1,490,000	1,490,000
Valdez, Marine Terminal, BP Pipelines, Inc., LOC: BP Amoco	3.85	10/02/06	3,575,000	3,575,000
				8,065,000

California—0.2%
California State Department of Water Resources, LOC: BNP Paribas	3.66	10/02/06	110,000	110,000
California State, LOC: State Street Bank & Trust Co.	3.65	10/02/06	300,000	300,000
				410,000

Colorado—2.9%
Colorado Housing & Finance Authority, LOC: FNMA	3.75	10/07/06	7,300,000	7,300,000
				7,300,000

Connecticut—1.3%
Connecticut State Health & Educational Facilities Authority, Yale University	3.68	10/07/06	650,000	650,000
Connecticut State, SPA: Bayerische Landesbank	3.75	10/07/06	2,745,000	2,745,000
				3,395,000

Georgia—5.1%
Burke County Development Authority, Oglethorpe Power Corporation, LOC: Bayerische Landesbank	3.80	10/07/06	8,000,000	8,000,000
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank	3.75	10/07/06	5,000,000	5,000,000
				13,000,000

Illinois—7.3%
Chicago Board of Education, SPA: Depfa Bank PLC, Insurer: FSA	3.85	10/02/06	80,000	80,000
Chicago O’Hare International Airport, LOC: Societe Generale	3.69	10/07/06	2,985,000	2,985,000

Illinois Health Facilities Authority, Gottlieb Memorial Hospital	3.75	10/07/06	8,500,000	8,500,000
Illinois Health Facilities Authority, Rush Presbyterian - St. Luke’s Medical Center, LOC: Northern Trust Company	3.78	10/07/06	2,000,000	2,000,000
Illinois State - Series B, SPA: Depfa Bank PLC	3.78	10/07/06	5,000,000	5,000,000
				18,565,000

Kentucky—0.4%
Kentucky Economic Development Finance Authority, Baptist Health Care System, SPA: National City Corporation, Insurer: MBIA	3.85	10/02/06	1,050,000	1,050,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Louisiana—1.6%
St. Charles Parish, Pollution Control, Shell Oil Company	3.85	10/02/06	4,000,000	4,000,000

Massachusetts—5.2%
Boston Water and Sewer Commission, LOC: State Street Bank & Trust Co.	3.69	10/07/06	450,000	450,000
Massachusetts State	3.82	10/02/06	3,000,000	3,000,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, Insurer: MBIA	3.80	10/02/06	2,900,000	2,900,000
Massachusetts State Health & Educational Facilities Authority, LOC: Havard University	3.60	10/07/06	600,000	600,000
Massachusetts State Water Resources Authority, LOC: Bank of Nova Scotia, Insurer: AMBAC	3.75	10/07/06	2,800,000	2,800,000
Massachusetts State, Central Artery Project, LOC: Bayerische Landesbank	3.85	10/02/06	3,500,000	3,500,000
Massachusetts State, SPA: Helaba International Finance	3.74	10/07/06	100,000	100,000
				13,350,000

Minnesota—2.9%
Hennepin County Minnesota, LOC: State Street Bank & Trust Co.	3.61	10/07/06	160,000	160,000
Minneapolis, LOC: Dexia Credit Local de France	3.61	10/07/06	690,000	690,000
Minneapolis, SPA: Dexia Credit Local de France	3.61	10/07/06	6,135,000	6,135,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	3.80	10/07/06	500,000	500,000
				7,485,000

Missouri—0.6%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: JP Morgan Chase Bank	3.76	10/07/06	100,000	100,000
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	3.87	10/02/06	1,395,000	1,395,000
				1,495,000

Nevada—0.1%
Clark County School District, SPA: State Street Bank & Trust Co, Insurer: FSA	3.75	10/02/06	205,000	205,000

New Hampshire—0.0%
New Hampshire Health & Education Facilities Authority, Dartmouth College	3.70	10/07/06	90,000	90,000

New Jersey—0.2%
New Jersey Economic Development Authority, United Water, Inc., SPA: Bank of New York, Insurer: AMBAC	3.83	10/02/06	485,000	485,000

New Mexico—2.7%
Hurley Pollution Control, British Petroleum Amoco	3.85	10/02/06	1,150,000	1,150,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Corporation, SPA: Citibank	3.76	10/07/06	5,650,000	5,650,000
				6,800,000

	Yield to		Par
	Maturity	Maturity	Value	Value

New York—10.5%
New York City Transitional Finance Authority, SPA: Citibank	3.82	10/02/06	5,450,000	5,450,000
New York State Housing Finance Agency, Normandie CT, LOC: Helaba International Finance	3.70	10/07/06	6,255,000	6,255,000
New York State Local Government Assistance Corporation, LOC: Societe Generale	3.68	10/07/06	7,180,000	7,180,000
New York, LOC: Depfa Bank PLC	3.72	10/07/06	3,000,000	3,000,000
New York, LOC: State Street Bank & Trust Co	3.80	10/02/06	5,000,000	5,000,000
				26,885,000

North Carolina—3.8%
North Carolina Educational Facilities Finance Agency, Duke University	3.70	10/07/06	5,350,000	5,350,000
North Carolina State, LOC: Helaba International Finance	3.73	10/07/06	4,500,000	4,500,000
				9,850,000

Pennsylvania—0.9%
Delaware County Industrial Development Authority, General Electric Capital Corporation	3.73	10/07/06	2,300,000	2,300,000
				2,300,000

Texas—3.8%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	3.86	10/02/06	4,845,000	4,845,000
Port of Port Arthur Navigation District Texaco, Inc.	3.85	10/02/06	5,000,000	5,000,000
				9,845,000

Utah—0.8%
Salt Lake County, Pollution Control, British Petroleum Amoco	3.85	10/02/06	2,000,000	2,000,000

Virginia—2.5%
Peninsula Ports Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	3.85	10/02/06	6,295,000	6,295,000

Washington—1.9%
Washington State Public Power Supply System, LOC: Bank of America NA	3.75	10/07/06	325,000	325,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	3.80	10/07/06	4,000,000	4,000,000
Washington State, SPA: Helaba International Finance	3.75	10/07/06	600,000	600,000
				4,925,000

		Yield to		Par
		Maturity	Maturity	Value	Value

Wyoming—0.1%
Lincoln County, Pollution Control, Exxon Mobil Corporation		3.75	10/02/06	300,000	300,000
Sublette County, Pollution Control, Exxon Mobil Corporation		3.75	10/02/06	65,000	65,000
					365,000

					148,160,000

Fixed Rate Demand Notes — 39.3%
Arizona—3.9%
Salt River Project, Agricultural Improvement & Power District		3.52	12/07/06	10,000,000	10,000,000

Colorado—2.4%
Colorado State General Funding		4.50	06/27/07	6,000,000	6,032,824

Florida—3.1%
Jacksonville Electric Authority		3.52	12/05/06	8,000,000	8,000,000

Nebraska—5.6%
Lincoln Electric System		3.55	12/06/06	9,400,000	9,400,000
Omaha Public Power District	++	3.52	12/05/06	5,000,000	5,000,000
					14,400,000

New Jersey—1.6%
New Jersey State Tax & Revenue Anticipation Note	+	4.50	06/22/07	4,000,000	4,028,485

New Mexico—2.3%
New Mexico State, LOC: CIT		4.50	06/29/07	6,000,000	6,032,202

Texas—14.5%
City of Austin		3.53	01/03/07	10,000,000	10,000,000
Houston Tax & Revenue Anticipation Notes		4.50	06/29/07	10,900,000	10,964,111
North Central Texas Health Facilities Development, Methodist Hospital of Dallas		3.54	11/02/06	10,000,000	10,000,000
Texas State		4.50	08/31/07	6,000,000	6,050,347
					37,014,458

Washington—2.8%
Port of Seattle, LOC: Bank of America		3.47	10/04/06	7,060,000	7,060,000

Wisconsin—3.1%
Wisconsin State Transportation Revenue Bond		3.55	01/04/07	7,975,000	7,975,000

					100,542,969

	Shares

Mutual Funds - 0.5%
Goldman Sachs Financial Square Tax Free Money Market Fund	1,219,953	1,219,953
SEI Tax Exempt Institutional Money Market Fund	62,036	62,036
		1,281,989

Total Investments, at Amortized Cost - 97.7%		249,984,958

Other assets and liabilities, net — 2.3%		5,931,210

Net Assets - 100.0%		$255,916,168

Notes to Schedule of Investments:

AMBAC - AMBAC Financial Group, Inc.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

*                    Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+                    All or a portion of security is a forward commitment.

++             All or a portion of this security is segregated to cover forward commitments.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments

September 30, 2006 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolios’ use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“the 1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Master Portfolio

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	October 27, 2006

	By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	October 27, 2006